Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,400,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,157.14
Total Offset Amount	0.00
Net Fee	55,157.14
Narrative - Max Aggregate Offering Price	$ 399,400,000.00
Final Prospectus	true